Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock K6 Fund
July 31, 2023
MCS-K6-NPRT1-0923
1.9893887.104
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Entertainment - 1.6%
Atlanta Braves Holdings, Inc.	1,091	44,426
Endeavor Group Holdings, Inc. (a)	284,665	6,718,094
Liberty Media Corp. Liberty Formula One Class A (a)	37,682	2,422,199
Warner Music Group Corp. Class A	149,117	4,704,641
		13,889,360
Interactive Media & Services - 0.4%
Ziff Davis, Inc. (a)	44,891	3,255,495
Media - 0.4%
Cable One, Inc.	5,235	3,789,826
TOTAL COMMUNICATION SERVICES		20,934,681
CONSUMER DISCRETIONARY - 12.1%
Automobile Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	404,168	3,819,388
Aptiv PLC (a)	63,525	6,955,352
		10,774,740
Diversified Consumer Services - 1.1%
Duolingo, Inc. (a)	27,878	4,326,387
H&R Block, Inc.	174,058	5,850,089
		10,176,476
Hotels, Restaurants & Leisure - 4.6%
ARAMARK Holdings Corp.	196,619	7,937,509
Caesars Entertainment, Inc. (a)	70,614	4,167,638
Churchill Downs, Inc.	69,052	7,999,674
Domino's Pizza, Inc.	14,786	5,866,198
Vail Resorts, Inc.	19,006	4,475,723
Wyndham Hotels & Resorts, Inc.	136,686	10,650,573
		41,097,315
Household Durables - 1.7%
D.R. Horton, Inc.	41,829	5,313,120
Mohawk Industries, Inc. (a)	27,023	2,873,626
NVR, Inc. (a)	1,022	6,445,182
		14,631,928
Specialty Retail - 0.7%
Best Buy Co., Inc.	29,134	2,419,579
Foot Locker, Inc.	132,113	3,549,876
		5,969,455
Textiles, Apparel & Luxury Goods - 2.8%
Brunello Cucinelli SpA	113,300	9,585,919
PVH Corp.	98,515	8,830,885
Tapestry, Inc.	137,553	5,935,412
		24,352,216
TOTAL CONSUMER DISCRETIONARY		107,002,130
CONSUMER STAPLES - 5.4%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	12,994	4,826,491
Keurig Dr. Pepper, Inc.	113,500	3,860,135
		8,686,626
Consumer Staples Distribution & Retail - 2.4%
Albertsons Companies, Inc.	171,382	3,724,131
BJ's Wholesale Club Holdings, Inc. (a)	76,289	5,058,724
Grocery Outlet Holding Corp. (a)(b)	41,861	1,400,250
Performance Food Group Co. (a)	184,466	11,023,688
		21,206,793
Food Products - 1.4%
Bunge Ltd.	46,082	5,007,731
Freshpet, Inc. (a)(b)	53,517	3,935,640
Nomad Foods Ltd. (a)	229,923	4,088,031
		13,031,402
Household Products - 0.6%
Energizer Holdings, Inc.	84,506	3,016,864
Reynolds Consumer Products, Inc.	80,143	2,218,358
		5,235,222
TOTAL CONSUMER STAPLES		48,160,043
ENERGY - 8.7%
Energy Equipment & Services - 0.8%
Expro Group Holdings NV (a)	226,148	5,018,224
NOV, Inc.	105,700	2,122,456
		7,140,680
Oil, Gas & Consumable Fuels - 7.9%
Canadian Natural Resources Ltd.	128,481	7,813,212
Cheniere Energy, Inc.	82,235	13,310,557
Energy Transfer LP	542,037	7,203,672
Golar LNG Ltd.	201,480	4,859,698
Hess Corp.	109,610	16,631,120
Imperial Oil Ltd.	226,325	12,192,870
Range Resources Corp.	238,758	7,504,164
		69,515,293
TOTAL ENERGY		76,655,973
FINANCIALS - 15.8%
Banks - 5.2%
BOK Financial Corp.	75,097	6,689,641
First Horizon National Corp.	573,549	7,817,473
Huntington Bancshares, Inc.	453,348	5,548,980
M&T Bank Corp.	54,003	7,552,860
PNC Financial Services Group, Inc.	18,271	2,501,117
U.S. Bancorp	174,917	6,940,707
Wintrust Financial Corp.	106,712	9,002,224
		46,053,002
Capital Markets - 1.8%
Cboe Global Markets, Inc.	22,428	3,132,743
Lazard Ltd. Class A	88,091	3,091,994
Northern Trust Corp.	60,000	4,807,200
Raymond James Financial, Inc.	44,662	4,915,946
		15,947,883
Financial Services - 1.5%
Equitable Holdings, Inc.	12,970	372,109
Euronet Worldwide, Inc. (a)	34,990	3,074,571
Radian Group, Inc.	312,498	8,415,571
Shift4 Payments, Inc. (a)	22,911	1,580,630
		13,442,881
Insurance - 7.3%
American Financial Group, Inc.	94,310	11,469,039
Arch Capital Group Ltd. (a)	188,795	14,667,484
Assurant, Inc.	25,213	3,391,401
Beazley PLC	483,084	3,400,513
First American Financial Corp.	131,121	8,310,449
Hartford Financial Services Group, Inc.	75,335	5,415,080
Hiscox Ltd.	294,309	4,075,399
RenaissanceRe Holdings Ltd.	46,080	8,605,901
The Travelers Companies, Inc.	27,116	4,680,493
		64,015,759
TOTAL FINANCIALS		139,459,525
HEALTH CARE - 6.6%
Biotechnology - 0.3%
Day One Biopharmaceuticals, Inc. (a)	62,323	825,157
Repligen Corp. (a)	10,000	1,715,600
		2,540,757
Health Care Equipment & Supplies - 1.7%
Hologic, Inc. (a)	99,363	7,891,409
Masimo Corp. (a)	37,873	4,631,868
Tandem Diabetes Care, Inc. (a)	68,786	2,402,007
		14,925,284
Health Care Providers & Services - 3.2%
Centene Corp. (a)	113,284	7,713,508
Henry Schein, Inc. (a)	52,102	4,105,117
LifeStance Health Group, Inc. (a)	201,467	1,891,775
Molina Healthcare, Inc. (a)	49,097	14,949,546
		28,659,946
Health Care Technology - 0.2%
Evolent Health, Inc. (c)	63,000	1,818,842
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)	34,411	2,167,205
Charles River Laboratories International, Inc. (a)	9,531	1,997,126
		4,164,331
Pharmaceuticals - 0.7%
Recordati SpA	68,882	3,555,794
UCB SA	29,347	2,598,141
		6,153,935
TOTAL HEALTH CARE		58,263,095
INDUSTRIALS - 24.4%
Aerospace & Defense - 2.0%
BWX Technologies, Inc.	77,561	5,351,709
Huntington Ingalls Industries, Inc.	27,421	6,297,781
Woodward, Inc.	50,164	6,038,742
		17,688,232
Air Freight & Logistics - 0.5%
GXO Logistics, Inc. (a)	68,989	4,627,092
Building Products - 2.1%
Builders FirstSource, Inc. (a)	31,897	4,606,884
Johnson Controls International PLC	57,609	4,006,706
Owens Corning	69,647	9,749,884
		18,363,474
Commercial Services & Supplies - 1.3%
CoreCivic, Inc. (a)	232,446	2,254,726
GFL Environmental, Inc.	269,811	9,213,657
		11,468,383
Construction & Engineering - 2.2%
AECOM	154,932	13,479,084
Willscot Mobile Mini Holdings (a)	122,946	5,895,261
		19,374,345
Electrical Equipment - 3.7%
Acuity Brands, Inc.	39,239	6,483,852
Generac Holdings, Inc. (a)	43,771	6,727,603
Regal Rexnord Corp.	72,609	11,340,074
Sensata Technologies, Inc. PLC	110,345	4,662,076
Vertiv Holdings Co.	140,229	3,647,356
		32,860,961
Ground Transportation - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A	148,838	9,041,909
Machinery - 6.5%
Allison Transmission Holdings, Inc.	140,162	8,226,108
Chart Industries, Inc. (a)(b)	58,063	10,576,756
Crane Co.	64,784	6,069,613
Crane Nxt Co.	104,457	6,178,632
Donaldson Co., Inc.	139,228	8,747,695
Fortive Corp.	97,053	7,604,103
Oshkosh Corp.	61,599	5,671,420
PACCAR, Inc.	45,353	3,906,254
		56,980,581
Marine Transportation - 0.5%
Kirby Corp. (a)	55,058	4,486,126
Professional Services - 4.1%
Concentrix Corp.	37,114	3,089,369
Leidos Holdings, Inc.	50,226	4,697,638
Science Applications International Corp.	55,922	6,785,575
SS&C Technologies Holdings, Inc.	69,118	4,026,124
TransUnion Holding Co., Inc.	99,116	7,898,554
WNS Holdings Ltd. sponsored ADR (a)	142,803	9,869,115
		36,366,375
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	55,715	4,773,104
TOTAL INDUSTRIALS		216,030,582
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.4%
Lumentum Holdings, Inc. (a)	66,515	3,482,725
Electronic Equipment, Instruments & Components - 1.8%
Fabrinet (a)	51,150	6,324,186
Flex Ltd. (a)	243,266	6,655,758
Keysight Technologies, Inc. (a)	16,836	2,711,943
		15,691,887
IT Services - 1.5%
Amdocs Ltd.	68,747	6,437,469
MongoDB, Inc. Class A (a)	16,413	6,949,264
		13,386,733
Semiconductors & Semiconductor Equipment - 0.4%
Skyworks Solutions, Inc.	29,199	3,339,490
Software - 2.0%
Aspen Technology, Inc. (a)	18,850	3,364,725
Black Knight, Inc. (a)	71,916	5,057,133
Dynatrace, Inc. (a)	170,809	9,341,544
		17,763,402
TOTAL INFORMATION TECHNOLOGY		53,664,237
MATERIALS - 7.5%
Chemicals - 2.9%
Cabot Corp.	61,565	4,371,115
Celanese Corp. Class A	28,632	3,590,166
CF Industries Holdings, Inc.	57,596	4,727,480
LG Chemical Ltd.	8,016	4,065,341
Nutrien Ltd.	52,288	3,603,239
Westlake Corp.	42,336	5,821,200
		26,178,541
Containers & Packaging - 1.5%
Avery Dennison Corp.	17,804	3,276,114
O-I Glass, Inc. (a)	420,071	9,644,830
		12,920,944
Metals & Mining - 3.1%
Commercial Metals Co.	152,214	8,709,685
Franco-Nevada Corp.	35,551	5,187,672
Freeport-McMoRan, Inc.	135,795	6,063,247
Lundin Mining Corp.	611,047	5,463,348
Novagold Resources, Inc. (a)	462,800	2,084,732
		27,508,684
TOTAL MATERIALS		66,608,169
REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Essex Property Trust, Inc.	10,959	2,669,064
Gaming & Leisure Properties	142,437	6,760,060
Healthcare Trust of America, Inc.	350,541	6,846,066
NNN (REIT), Inc.	147,281	6,285,953
Realty Income Corp.	90,880	5,540,954
Spirit Realty Capital, Inc.	127,468	5,140,784
VICI Properties, Inc.	221,477	6,972,096
Welltower, Inc.	29,431	2,417,757
		42,632,734
Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc. (a)	29,552	4,921,886
TOTAL REAL ESTATE		47,554,620
UTILITIES - 4.9%
Electric Utilities - 2.8%
Alliant Energy Corp.	126,938	6,821,648
FirstEnergy Corp.	115,993	4,568,964
IDACORP, Inc.	56,674	5,827,221
OGE Energy Corp.	214,152	7,741,595
		24,959,428
Gas Utilities - 0.7%
Atmos Energy Corp.	49,379	6,009,918
Independent Power and Renewable Electricity Producers - 1.0%
The AES Corp.	165,235	3,574,033
Vistra Corp.	179,710	5,042,663
		8,616,696
Multi-Utilities - 0.4%
NiSource, Inc.	140,247	3,904,476
TOTAL UTILITIES		43,490,518
TOTAL COMMON STOCKS (Cost $766,384,938)		877,823,573

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(c)(d)	19,457	153,321
HEALTH CARE - 0.1%
Biotechnology - 0.1%
National Resilience, Inc. Series B (a)(c)(d)	15,539	935,603
INDUSTRIALS - 0.2%
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series B, 6.00% (a)(c)(d)	11,901	1,612,705
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,612,360)		2,701,629

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	2,258,409	2,258,860
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	9,783,156	9,784,134
TOTAL MONEY MARKET FUNDS (Cost $12,042,994)		12,042,994

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $781,040,292)	892,568,196
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(8,387,628)
NET ASSETS - 100.0%	884,180,568

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,520,471 or 0.5% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,227,826

Bowery Farming, Inc. Series C1	5/18/21	1,172,271

Evolent Health, Inc.	3/28/23	1,827,000

National Resilience, Inc. Series B	12/01/20	212,263

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	19,537,899	25,702,246	42,981,285	145,454	-	-	2,258,860	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	23,296,425	32,318,462	45,830,753	3,759	-	-	9,784,134	0.0%
Total	42,834,324	58,020,708	88,812,038	149,213	-	-	12,042,994

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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